Expense Example - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Income Fund - Fidelity Massachusetts Municipal Income Fund
Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579